Shareholder Report	12 Months Ended
May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Sustainable Balanced Fund, Inc.
Entity Central Index Key	0000110055
Document Period End Date	May 31, 2024
C000005580 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Sustainable Balanced Fund, Inc.
Class Name	Investor C Shares
Trading Symbol	MCCPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Sustainable Balanced Fund, Inc. (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$169	1.56%

Expenses Paid, Amount	$ 169
Expense Ratio, Percent	1.56%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Equities produced strong performance behind resilient economic data, steady corporate earnings, and expectations that the U.S. Federal Reserve would begin to cut interest rates later in the year.
  Investment-grade bonds delivered a narrow gain during the reporting period, with the benefit of income largely offset by a modest decline in prices.
What contributed to performance?
Tactical asset allocation decisions were additive to Fund performance. Overweights in U.S. and European equities were large contributors given generally improving global growth prospects. An underweight to U.S. duration was also additive to Fund performance at a time in which persistent inflation and better-than-expected economic growth contributed to rising bond yields. (Duration is a measure of interest rate sensitivity).
Security selection strategies also helped returns. In equities, positioning across artificial intelligence and GLP-1 weight loss themes added to performance. Identifying trends across analyst and executive comments, company linkages, and smart money positioning were key performance drivers, as well. Measures that quantify consumer intent across retail stocks were additive amid diverging company results. Security selection in fixed income was also modestly positive.
The Fund held derivatives as a part of its investment strategy. Derivatives are used to manage risk and/or take outright views on equities and bonds.
Derivatives held to express active asset allocation views contributed to results.
What detracted from performance?
Within tactical asset allocation, currency positioning detracted. The Fund was positioned with a short position in the U.S. dollar versus a basket of developed market currencies. In addition, select thematic measures that evaluate hiring trends detracted in the equity portfolio.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2014 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	16.16%	8.42%	7.41%
Investor C Shares (with sales charge)	15.16	8.42	7.41
MSCI All Country World Index	23.56	11.68	8.40
Bloomberg U.S. Aggregate Bond Index	1.31	(0.17)	1.26
60% MSCI All Country World Index/40% Bloomberg U.S. Aggregate Bond Index	14.29	7.08	5.72

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,601,647,173
Holdings Count | Holding	1,067
Advisory Fees Paid, Amount	$ 6,254,165
Investment Company Portfolio Turnover	127.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,601,647,173
Number of Portfolio Holdings	1,067
Net Investment Advisory Fees	$6,254,165
Portfolio Turnover Rate	127%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Portfolio composition
Asset Type	Percent of Total Investments(a)
Common Stocks	59.4%
Corporate Bonds	19.8
U.S. Treasury Obligations	10.6
U.S. Government Sponsored Agency Securities	7.3
Investment Companies	2.5
Preferred Securities	0.3
Foreign Government Obligations	0.1
Ten largest holdings
Security(b)	Percent of Net Assets
Microsoft Corp.	2.8%
Apple Inc.	2.7
NVIDIA Corp.	2.6
U.S. Treasury Notes, 0.25%, 09/30/25	2.1
iShares Russell 1000 Value ETF	2.1
Amazon.com, Inc.	1.7
U.S. Treasury Notes, 2.50%, 03/31/27	1.2
U.S. Treasury Bonds, 2.25%, 02/15/52	1.2
Alphabet, Inc., Class A	1.0
U.S. Treasury Notes, 2.38%, 05/15/29	0.9
(a)	Total investments exclude short-term securities and TBA sale commitments.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Microsoft Corp.	2.8%
Apple Inc.	2.7
NVIDIA Corp.	2.6
U.S. Treasury Notes, 0.25%, 09/30/25	2.1
iShares Russell 1000 Value ETF	2.1
Amazon.com, Inc.	1.7
U.S. Treasury Notes, 2.50%, 03/31/27	1.2
U.S. Treasury Bonds, 2.25%, 02/15/52	1.2
Alphabet, Inc., Class A	1.0
U.S. Treasury Notes, 2.38%, 05/15/29	0.9
(b)Excludes short-term securities.
C000199764 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Sustainable Balanced Fund, Inc.
Class Name	Class K Shares
Trading Symbol	MKCPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Sustainable Balanced Fund, Inc. (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$51	0.47%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Equities produced strong performance behind resilient economic data, steady corporate earnings, and expectations that the U.S. Federal Reserve would begin to cut interest rates later in the year.
  Investment-grade bonds delivered a narrow gain during the reporting period, with the benefit of income largely offset by a modest decline in prices.
What contributed to performance?
Tactical asset allocation decisions were additive to Fund performance. Overweights in U.S. and European equities were large contributors given generally improving global growth prospects. An underweight to U.S. duration was also additive to Fund performance at a time in which persistent inflation and better-than-expected economic growth contributed to rising bond yields. (Duration is a measure of interest rate sensitivity).
Security selection strategies also helped returns. In equities, positioning across artificial intelligence and GLP-1 weight loss themes added to performance. Identifying trends across analyst and executive comments, company linkages, and smart money positioning were key performance drivers, as well. Measures that quantify consumer intent across retail stocks were additive amid diverging company results. Security selection in fixed income was also modestly positive.
The Fund held derivatives as a part of its investment strategy. Derivatives are used to manage risk and/or take outright views on equities and bonds.
Derivatives held to express active asset allocation views contributed to results.
What detracted from performance?
Within tactical asset allocation, currency positioning detracted. The Fund was positioned with a short position in the U.S. dollar versus a basket of developed market currencies. In addition, select thematic measures that evaluate hiring trends detracted in the equity portfolio.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2014 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	17.46%	9.60%	8.40%
MSCI All Country World Index	23.56	11.68	8.40
Bloomberg U.S. Aggregate Bond Index	1.31	(0.17)	1.26
60% MSCI All Country World Index/40% Bloomberg U.S. Aggregate Bond Index	14.29	7.08	5.72

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,601,647,173
Holdings Count | Holding	1,067
Advisory Fees Paid, Amount	$ 6,254,165
Investment Company Portfolio Turnover	127.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,601,647,173
Number of Portfolio Holdings	1,067
Net Investment Advisory Fees	$6,254,165
Portfolio Turnover Rate	127%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Portfolio composition
Asset Type	Percent of Total Investments(a)
Common Stocks	59.4%
Corporate Bonds	19.8
U.S. Treasury Obligations	10.6
U.S. Government Sponsored Agency Securities	7.3
Investment Companies	2.5
Preferred Securities	0.3
Foreign Government Obligations	0.1
Ten largest holdings
Security(b)	Percent of Net Assets
Microsoft Corp.	2.8%
Apple Inc.	2.7
NVIDIA Corp.	2.6
U.S. Treasury Notes, 0.25%, 09/30/25	2.1
iShares Russell 1000 Value ETF	2.1
Amazon.com, Inc.	1.7
U.S. Treasury Notes, 2.50%, 03/31/27	1.2
U.S. Treasury Bonds, 2.25%, 02/15/52	1.2
Alphabet, Inc., Class A	1.0
U.S. Treasury Notes, 2.38%, 05/15/29	0.9
(a)	Total investments exclude short-term securities and TBA sale commitments.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Microsoft Corp.	2.8%
Apple Inc.	2.7
NVIDIA Corp.	2.6
U.S. Treasury Notes, 0.25%, 09/30/25	2.1
iShares Russell 1000 Value ETF	2.1
Amazon.com, Inc.	1.7
U.S. Treasury Notes, 2.50%, 03/31/27	1.2
U.S. Treasury Bonds, 2.25%, 02/15/52	1.2
Alphabet, Inc., Class A	1.0
U.S. Treasury Notes, 2.38%, 05/15/29	0.9
(b)Excludes short-term securities.
C000005581 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Sustainable Balanced Fund, Inc.
Class Name	Institutional Shares
Trading Symbol	MACPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Sustainable Balanced Fund, Inc. (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$58	0.53%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Equities produced strong performance behind resilient economic data, steady corporate earnings, and expectations that the U.S. Federal Reserve would begin to cut interest rates later in the year.
  Investment-grade bonds delivered a narrow gain during the reporting period, with the benefit of income largely offset by a modest decline in prices.
What contributed to performance?
Tactical asset allocation decisions were additive to Fund performance. Overweights in U.S. and European equities were large contributors given generally improving global growth prospects. An underweight to U.S. duration was also additive to Fund performance at a time in which persistent inflation and better-than-expected economic growth contributed to rising bond yields. (Duration is a measure of interest rate sensitivity).
Security selection strategies also helped returns. In equities, positioning across artificial intelligence and GLP-1 weight loss themes added to performance. Identifying trends across analyst and executive comments, company linkages, and smart money positioning were key performance drivers, as well. Measures that quantify consumer intent across retail stocks were additive amid diverging company results. Security selection in fixed income was also modestly positive.
The Fund held derivatives as a part of its investment strategy. Derivatives are used to manage risk and/or take outright views on equities and bonds.
Derivatives held to express active asset allocation views contributed to results.
What detracted from performance?
Within tactical asset allocation, currency positioning detracted. The Fund was positioned with a short position in the U.S. dollar versus a basket of developed market currencies. In addition, select thematic measures that evaluate hiring trends detracted in the equity portfolio.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2014 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	17.39%	9.53%	8.36%
MSCI All Country World Index	23.56	11.68	8.40
Bloomberg U.S. Aggregate Bond Index	1.31	(0.17)	1.26
60% MSCI All Country World Index/40% Bloomberg U.S. Aggregate Bond Index	14.29	7.08	5.72

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,601,647,173
Holdings Count | Holding	1,067
Advisory Fees Paid, Amount	$ 6,254,165
Investment Company Portfolio Turnover	127.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,601,647,173
Number of Portfolio Holdings	1,067
Net Investment Advisory Fees	$6,254,165
Portfolio Turnover Rate	127%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Portfolio composition
Asset Type	Percent of Total Investments(a)
Common Stocks	59.4%
Corporate Bonds	19.8
U.S. Treasury Obligations	10.6
U.S. Government Sponsored Agency Securities	7.3
Investment Companies	2.5
Preferred Securities	0.3
Foreign Government Obligations	0.1
Ten largest holdings
Security(b)	Percent of Net Assets
Microsoft Corp.	2.8%
Apple Inc.	2.7
NVIDIA Corp.	2.6
U.S. Treasury Notes, 0.25%, 09/30/25	2.1
iShares Russell 1000 Value ETF	2.1
Amazon.com, Inc.	1.7
U.S. Treasury Notes, 2.50%, 03/31/27	1.2
U.S. Treasury Bonds, 2.25%, 02/15/52	1.2
Alphabet, Inc., Class A	1.0
U.S. Treasury Notes, 2.38%, 05/15/29	0.9
(a)	Total investments exclude short-term securities and TBA sale commitments.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Microsoft Corp.	2.8%
Apple Inc.	2.7
NVIDIA Corp.	2.6
U.S. Treasury Notes, 0.25%, 09/30/25	2.1
iShares Russell 1000 Value ETF	2.1
Amazon.com, Inc.	1.7
U.S. Treasury Notes, 2.50%, 03/31/27	1.2
U.S. Treasury Bonds, 2.25%, 02/15/52	1.2
Alphabet, Inc., Class A	1.0
U.S. Treasury Notes, 2.38%, 05/15/29	0.9
(b)Excludes short-term securities.
C000005582 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Sustainable Balanced Fund, Inc.
Class Name	Class R Shares
Trading Symbol	MRBPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Sustainable Balanced Fund, Inc. (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$128	1.18%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Equities produced strong performance behind resilient economic data, steady corporate earnings, and expectations that the U.S. Federal Reserve would begin to cut interest rates later in the year.
  Investment-grade bonds delivered a narrow gain during the reporting period, with the benefit of income largely offset by a modest decline in prices.
What contributed to performance?
Tactical asset allocation decisions were additive to Fund performance. Overweights in U.S. and European equities were large contributors given generally improving global growth prospects. An underweight to U.S. duration was also additive to Fund performance at a time in which persistent inflation and better-than-expected economic growth contributed to rising bond yields. (Duration is a measure of interest rate sensitivity).
Security selection strategies also helped returns. In equities, positioning across artificial intelligence and GLP-1 weight loss themes added to performance. Identifying trends across analyst and executive comments, company linkages, and smart money positioning were key performance drivers, as well. Measures that quantify consumer intent across retail stocks were additive amid diverging company results. Security selection in fixed income was also modestly positive.
The Fund held derivatives as a part of its investment strategy. Derivatives are used to manage risk and/or take outright views on equities and bonds.
Derivatives held to express active asset allocation views contributed to results.
What detracted from performance?
Within tactical asset allocation, currency positioning detracted. The Fund was positioned with a short position in the U.S. dollar versus a basket of developed market currencies. In addition, select thematic measures that evaluate hiring trends detracted in the equity portfolio.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2014 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	16.60%	8.84%	7.68%
MSCI All Country World Index	23.56	11.68	8.40
Bloomberg U.S. Aggregate Bond Index	1.31	(0.17)	1.26
60% MSCI All Country World Index/40% Bloomberg U.S. Aggregate Bond Index	14.29	7.08	5.72

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,601,647,173
Holdings Count | Holding	1,067
Advisory Fees Paid, Amount	$ 6,254,165
Investment Company Portfolio Turnover	127.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,601,647,173
Number of Portfolio Holdings	1,067
Net Investment Advisory Fees	$6,254,165
Portfolio Turnover Rate	127%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Portfolio composition
Asset Type	Percent of Total Investments(a)
Common Stocks	59.4%
Corporate Bonds	19.8
U.S. Treasury Obligations	10.6
U.S. Government Sponsored Agency Securities	7.3
Investment Companies	2.5
Preferred Securities	0.3
Foreign Government Obligations	0.1
Ten largest holdings
Security(b)	Percent of Net Assets
Microsoft Corp.	2.8%
Apple Inc.	2.7
NVIDIA Corp.	2.6
U.S. Treasury Notes, 0.25%, 09/30/25	2.1
iShares Russell 1000 Value ETF	2.1
Amazon.com, Inc.	1.7
U.S. Treasury Notes, 2.50%, 03/31/27	1.2
U.S. Treasury Bonds, 2.25%, 02/15/52	1.2
Alphabet, Inc., Class A	1.0
U.S. Treasury Notes, 2.38%, 05/15/29	0.9
(a)	Total investments exclude short-term securities and TBA sale commitments.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Microsoft Corp.	2.8%
Apple Inc.	2.7
NVIDIA Corp.	2.6
U.S. Treasury Notes, 0.25%, 09/30/25	2.1
iShares Russell 1000 Value ETF	2.1
Amazon.com, Inc.	1.7
U.S. Treasury Notes, 2.50%, 03/31/27	1.2
U.S. Treasury Bonds, 2.25%, 02/15/52	1.2
Alphabet, Inc., Class A	1.0
U.S. Treasury Notes, 2.38%, 05/15/29	0.9
(b)Excludes short-term securities.
C000005578 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Sustainable Balanced Fund, Inc.
Class Name	Investor A Shares
Trading Symbol	MDCPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Sustainable Balanced Fund, Inc. (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$85	0.78%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Equities produced strong performance behind resilient economic data, steady corporate earnings, and expectations that the U.S. Federal Reserve would begin to cut interest rates later in the year.
  Investment-grade bonds delivered a narrow gain during the reporting period, with the benefit of income largely offset by a modest decline in prices.
What contributed to performance?
Tactical asset allocation decisions were additive to Fund performance. Overweights in U.S. and European equities were large contributors given generally improving global growth prospects. An underweight to U.S. duration was also additive to Fund performance at a time in which persistent inflation and better-than-expected economic growth contributed to rising bond yields. (Duration is a measure of interest rate sensitivity).
Security selection strategies also helped returns. In equities, positioning across artificial intelligence and GLP-1 weight loss themes added to performance. Identifying trends across analyst and executive comments, company linkages, and smart money positioning were key performance drivers, as well. Measures that quantify consumer intent across retail stocks were additive amid diverging company results. Security selection in fixed income was also modestly positive.
The Fund held derivatives as a part of its investment strategy. Derivatives are used to manage risk and/or take outright views on equities and bonds.
Derivatives held to express active asset allocation views contributed to results.
What detracted from performance?
Within tactical asset allocation, currency positioning detracted. The Fund was positioned with a short position in the U.S. dollar versus a basket of developed market currencies. In addition, select thematic measures that evaluate hiring trends detracted in the equity portfolio.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2014 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	17.07%	9.24%	8.07%
Investor A Shares (with sales charge)	10.92	8.07	7.49
MSCI All Country World Index	23.56	11.68	8.40
Bloomberg U.S. Aggregate Bond Index	1.31	(0.17)	1.26
60% MSCI All Country World Index/40% Bloomberg U.S. Aggregate Bond Index	14.29	7.08	5.72

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,601,647,173
Holdings Count | Holding	1,067
Advisory Fees Paid, Amount	$ 6,254,165
Investment Company Portfolio Turnover	127.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,601,647,173
Number of Portfolio Holdings	1,067
Net Investment Advisory Fees	$6,254,165
Portfolio Turnover Rate	127%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Portfolio composition
Asset Type	Percent of Total Investments(a)
Common Stocks	59.4%
Corporate Bonds	19.8
U.S. Treasury Obligations	10.6
U.S. Government Sponsored Agency Securities	7.3
Investment Companies	2.5
Preferred Securities	0.3
Foreign Government Obligations	0.1
Ten largest holdings
Security(b)	Percent of Net Assets
Microsoft Corp.	2.8%
Apple Inc.	2.7
NVIDIA Corp.	2.6
U.S. Treasury Notes, 0.25%, 09/30/25	2.1
iShares Russell 1000 Value ETF	2.1
Amazon.com, Inc.	1.7
U.S. Treasury Notes, 2.50%, 03/31/27	1.2
U.S. Treasury Bonds, 2.25%, 02/15/52	1.2
Alphabet, Inc., Class A	1.0
U.S. Treasury Notes, 2.38%, 05/15/29	0.9
(a)	Total investments exclude short-term securities and TBA sale commitments.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Microsoft Corp.	2.8%
Apple Inc.	2.7
NVIDIA Corp.	2.6
U.S. Treasury Notes, 0.25%, 09/30/25	2.1
iShares Russell 1000 Value ETF	2.1
Amazon.com, Inc.	1.7
U.S. Treasury Notes, 2.50%, 03/31/27	1.2
U.S. Treasury Bonds, 2.25%, 02/15/52	1.2
Alphabet, Inc., Class A	1.0
U.S. Treasury Notes, 2.38%, 05/15/29	0.9
(b)Excludes short-term securities.